FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985
                                   ---------

                         TEMPLETON EMERGING MARKETS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.





Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...........................................   3

Notes to Statement of Investments ..................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                          Quarterly Statement of Investments | 1
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                       This page intentionally left blank.

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                   SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.2%
  COMMON STOCKS AND RIGHTS 89.9%
  ARGENTINA 0.1%
  Banco Macro Bansud SA, ADR ........................                  Commercial Banks                      10,600    $     231,080
a BBVA Banco Frances SA, ADR ........................                  Commercial Banks                       2,800           22,400
a Grupo Financiero Galicia SA, ADR ..................                  Commercial Banks                       8,600           55,900
a Ternium SA, ADR ...................................                  Metals & Mining                        3,600           84,240
                                                                                                                       -------------
                                                                                                                             393,620
                                                                                                                       -------------
  AUSTRIA 0.5%
  Erste Bank der oesterreichischen Sparkassen AG ....                  Commercial Banks                         400           22,804
  Wienerberger AG ...................................                 Building Products                      35,150        1,802,070
                                                                                                                       -------------
                                                                                                                           1,824,874
                                                                                                                       -------------
  BRAZIL 2.0%
  Centrais Eletricas Brasileiras SA .................                 Electric Utilities                 67,922,000        1,265,170
  Centrais Eletricas Brasileiras SA (Non-Taxable) ...                 Electric Utilities                 91,072,000        1,696,381
  Companhia de Bebidas das Americas (AmBev) .........                     Beverages                       2,510,000          915,386
a Companhia de Bebidas das Americas (AmBev),
    rts., 2/20/49 ...................................                     Beverages                             632               20
  Souza Cruz SA .....................................                      Tobacco                          229,973        3,247,615
                                                                                                                       -------------
                                                                                                                           7,124,572
                                                                                                                       -------------
  CHINA 11.1%
  Aluminum Corp. of China Ltd., H ...................                  Metals & Mining                    4,148,000        3,341,626
b Aluminum Corp. of China Ltd., Reg S ...............                  Metals & Mining                      502,000          404,411
  Anhui Conch Cement Co. Ltd., H ....................               Construction Materials                  972,000        1,804,130
  China Life Insurance Co. Ltd., H ..................                     Insurance                         320,000          478,462
  China Mobile (Hong Kong) Ltd. .....................        Wireless Telecommunication Services          1,135,500        5,920,313
  China Resources Enterprise Ltd. ...................                    Distributors                       682,000        1,314,209
  China Shenhua Energy Co. Ltd., H ..................            Oil, Gas & Consumable Fuels                744,000        1,275,450
  China Telecom Corp. Ltd., H .......................       Diversified Telecommunication Services        1,636,000          532,456
  China Travel International Investment
    Hong Kong Ltd. ..................................           Hotels, Restaurants & Leisure             3,022,000          732,304
  Chongqing Changan Automobile Co. Ltd., B ..........                    Automobiles                        722,800          405,272
  Citic Pacific Ltd. ................................              Industrial Conglomerates                 454,192        1,355,281
  CNOOC Ltd. ........................................            Oil, Gas & Consumable Fuels              6,512,000        4,994,251
  Datang International Power Generation Co.
    Ltd., H .........................................    Independent Power Producers & Energy Traders       416,000          273,466
  Denway Motors Ltd. ................................                    Automobiles                      5,596,730        1,983,837
  GOME Electrical Appliances Holdings Ltd. ..........                  Specialty Retail                      40,000           30,677
  Huadian Power International Corp. Ltd., H .........    Independent Power Producers & Energy Traders     2,538,000          670,632
  Huaneng Power International Inc., H ...............    Independent Power Producers & Energy Traders     1,011,000          651,569
  PetroChina Co. Ltd., H ............................            Oil, Gas & Consumable Fuels              7,278,000        7,833,170
c PetroChina Co. Ltd., H, 144A ......................            Oil, Gas & Consumable Fuels              1,856,000        1,997,577
  Shanghai Industrial Holdings Ltd. .................              Industrial Conglomerates                 973,000        1,931,402
a TCL Multimedia Technology Holdings Ltd. ...........                 Household Durables                    440,508           52,237
  Travelsky Technology Ltd., H ......................                    IT Services                      1,109,000        1,357,983
                                                                                                                       -------------
                                                                                                                          39,340,715
                                                                                                                       -------------
  CROATIA 1.1%
b Pliva d.d., GDR, Reg S ............................                  Pharmaceuticals                      194,200        4,074,316
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                    SHARES/RIGHTS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  CZECH REPUBLIC 0.1%
  Philip Morris CR AS ....................................                   Tobacco                             344    $    191,492
                                                                                                                        ------------
  FINLAND 0.4%
  Nokian Renkaat OYJ .....................................               Auto Components                      85,680       1,281,553
                                                                                                                        ------------
  HONG KONG 1.8%
  Cheung Kong (Holdings) Ltd. ............................                 Real Estate                       298,000       3,230,363
  Cheung Kong Infrastructure Holdings Ltd. ...............              Electric Utilities                   254,000         751,373
  Dairy Farm International Holdings Ltd. .................           Food & Staples Retailing                215,800         763,932
  Hopewell Holdings Ltd. .................................        Transportation Infrastructure               19,000          51,674
  MTR Corp. Ltd. .........................................                 Road & Rail                       665,830       1,609,176
                                                                                                                        ------------
                                                                                                                           6,406,518
                                                                                                                        ------------
  HUNGARY 2.8%
  BorsodChem Rt. .........................................                  Chemicals                         47,907         537,650
  Gedeon Richter Ltd. ....................................               Pharmaceuticals                      11,894       2,321,460
a Magyar Telekom PLC .....................................    Diversified Telecommunication Services         594,174       2,452,773
  MOL Magyar Olaj-es Gazipari Rt. ........................         Oil, Gas & Consumable Fuels                26,545       2,720,040
  OTP Bank ...............................................               Commercial Banks                     52,789       1,754,396
                                                                                                                        ------------
                                                                                                                           9,786,319
                                                                                                                        ------------
  INDIA 2.3%
  Gail India Ltd. ........................................                Gas Utilities                      295,286       1,504,680
  Himatsingka Seide Ltd. .................................       Textiles, Apparel & Luxury Goods            194,000         478,088
  Hindalco Industries Inc. ...............................               Metals & Mining                      20,500          78,796
  Hindustan Petroleum Corp. Ltd. .........................         Oil, Gas & Consumable Fuels               434,540       2,875,333
  Indian Oil Corp. Ltd. ..................................         Oil, Gas & Consumable Fuels                 7,300          72,164
  Nestle India Ltd. ......................................                Food Products                        2,100          48,799
  Oil & Natural Gas Corp. Ltd. ...........................         Oil, Gas & Consumable Fuels               100,330       2,410,802
c Oil & Natural Gas Corp. Ltd., 144A .....................         Oil, Gas & Consumable Fuels                30,430         731,194
  Tata Tea Ltd. ..........................................                Food Products                          695          10,779
                                                                                                                        ------------
                                                                                                                           8,210,635
                                                                                                                        ------------
  INDONESIA 0.5%
  PT Astra International Tbk .............................                 Automobiles                     1,187,000       1,256,899
  PT Bank Danamon Indonesia Tbk ..........................               Commercial Banks                  1,109,500         551,453
                                                                                                                        ------------
                                                                                                                           1,808,352
                                                                                                                        ------------
  ISRAEL 0.6%
a Check Point Software Technologies Ltd. .................                   Software                         75,100       1,450,932
a Israel Discount Bank ...................................               Commercial Banks                    175,034         325,494
a Taro Pharmaceutical Industries Ltd. ....................               Pharmaceuticals                      36,010         434,281
                                                                                                                        ------------
                                                                                                                           2,210,707
                                                                                                                        ------------
  MALAYSIA 2.1%
  Maxis Communications Bhd. ..............................     Wireless Telecommunication Services         1,146,500       2,794,416
  Resorts World Bhd. .....................................        Hotels, Restaurants & Leisure              632,500       2,125,172
  Sime Darby Bhd. ........................................           Industrial Conglomerates                908,400       1,488,565
  Tanjong PLC ............................................        Hotels, Restaurants & Leisure              149,800         577,582
  YTL Power International Bhd. ...........................               Water Utilities                     883,884         474,683
                                                                                                                        ------------
                                                                                                                           7,460,418
                                                                                                                        ------------


4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                  SHARES/RIGHTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    MEXICO 4.0%
    America Movil SA de CV, L, ADR .....................       Wireless Telecommunication Services           46,400    $  1,515,424
  a Fomento Economico Mexicano SA de CV
      (Femsa), ADR .....................................                    Beverages                        40,189       3,447,814
    Grupo Bimbo SA de CV, A ............................                  Food Products                     176,271         513,501
    Grupo Televisa SA ..................................                      Media                         169,698         618,691
    Kimberly Clark de Mexico SA de CV, A ...............                Household Products                1,572,800       5,331,525
    Telefonos de Mexico SA de CV (Telmex), L, ADR ......      Diversified Telecommunication Services        133,674       2,645,409
    Wal-Mart de Mexico SA de CV, V .....................             Food & Staples Retailing                 2,024           5,537
                                                                                                                       ------------
                                                                                                                         14,077,901
                                                                                                                       ------------
    PANAMA 0.3%
    Banco Latinoamericano de Exportaciones SA, E .......                 Commercial Banks                    56,700         946,323
                                                                                                                       ------------
    PHILIPPINES 0.7%
    San Miguel Corp., B ................................                    Beverages                     1,862,699       2,484,303
                                                                                                                       ------------
    POLAND 1.5%
    Polski Koncern Naftowy Orlen SA ....................           Oil, Gas & Consumable Fuels              157,325       2,753,891
    Telekomunikacja Polska SA ..........................      Diversified Telecommunication Services        424,829       2,660,797
                                                                                                                       ------------
                                                                                                                          5,414,688
                                                                                                                       ------------
    PORTUGAL 0.2%
    Jeronimo Martins SGPS SA ...........................             Food & Staples Retailing                46,779         828,001
                                                                                                                       ------------
    RUSSIA 6.8%
    Gazprom ............................................           Oil, Gas & Consumable Fuels              406,490       4,329,119
  b Gazprom, ADR, Reg S ................................           Oil, Gas & Consumable Fuels               16,500         706,200
    LUKOIL, ADR ........................................           Oil, Gas & Consumable Fuels              101,006       7,802,713
    LUKOIL, ADR (London Exchange) ......................           Oil, Gas & Consumable Fuels               19,010       1,469,473
    Mining and Metallurgical Co. Norilsk Nickel ........                 Metals & Mining                     44,079       5,421,717
  a Mobile Telesystems, ADR ............................       Wireless Telecommunication Services           77,300       2,319,000
a,d ZAO Polyus Gold Co. ................................                 Metals & Mining                     44,639       2,276,589
                                                                                                                       ------------
                                                                                                                         24,324,811
                                                                                                                       ------------
    SINGAPORE 1.2%
    ComfortDelGro Corp. Ltd. ...........................                   Road & Rail                    1,505,000       1,391,401
    Fraser and Neave Ltd. ..............................             Industrial Conglomerates               248,367       3,019,659
                                                                                                                       ------------
                                                                                                                          4,411,060
                                                                                                                       ------------
    SOUTH AFRICA 9.6%
    Anglo American PLC .................................                 Metals & Mining                    199,236       7,906,472
    Edgars Consolidated Stores Ltd. ....................                 Specialty Retail                   279,251       1,439,451
  a Imperial Holdings Ltd. .............................             Air Freight & Logistics                 84,630       1,808,253
    JD Group Ltd. ......................................                 Specialty Retail                    53,720         629,703
    MTN Group Ltd. .....................................       Wireless Telecommunication Services          137,500       1,136,397
    Nampak Ltd. ........................................              Containers & Packaging                182,864         470,761
    Nedbank Group Ltd. .................................                 Commercial Banks                   285,187       4,866,311
    Old Mutual PLC (GBP Traded) ........................                    Insurance                     1,808,410       5,691,124
    Remgro Ltd. ........................................          Diversified Financial Services            396,049       7,875,143
    SABMiller PLC ......................................                    Beverages                        62,888       1,159,315
    Sappi Ltd. .........................................             Paper & Forest Products                 99,239       1,222,321
                                                                                                                       ------------
                                                                                                                         34,205,251
                                                                                                                       ------------


                                          Quarterly Statement of Investments | 5

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                    SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    SOUTH KOREA 16.9%
    Daewoo Shipbuilding & Marine Engineering Co.
     Ltd. ..............................................                   Machinery                          98,640    $  2,711,896
    Hana Financial Group Inc. ..........................                Commercial Banks                     112,352       5,096,649
    Hite Brewery Co. Ltd. ..............................                   Beverages                           2,659         288,197
  a Hynix Semiconductor Inc. ...........................    Semiconductors & Semiconductor Equipment          33,690       1,139,981
    Hyundai Development Co. ............................           Construction & Engineering                104,630       5,299,542
    Hyundai Motor Co. Ltd. .............................                  Automobiles                          1,710         132,901
    Kangwon Land Inc. ..................................         Hotels, Restaurants & Leisure               244,468       4,329,956
    Kookmin Bank .......................................                Commercial Banks                      23,750       1,946,310
    Korea Gas Corp. ....................................                 Gas Utilities                        35,380       1,204,648
    LG Card Co. Ltd. ...................................                Consumer Finance                      91,240       4,534,503
    LG Chem Ltd. .......................................                   Chemicals                          37,030       1,505,555
    LG Corp. ...........................................            Industrial Conglomerates                  53,000       1,723,327
    LG Electronics Inc. ................................               Household Durables                     28,840       2,104,219
    LG Petrochemical Co. Ltd. ..........................                   Chemicals                          33,950         692,857
a,c Lotte Shopping Co. Ltd., GDR, 144A .................                Multiline Retail                     163,000       2,885,100
    Samsung Electronics Co. Ltd. .......................    Semiconductors & Semiconductor Equipment          21,456      13,885,029
    Samsung Fine Chemicals Co. Ltd. ....................                   Chemicals                          48,300       1,276,832
    Shinhan Financial Group Co. Ltd. ...................                Commercial Banks                      46,340       2,160,933
    SK Corp. ...........................................          Oil, Gas & Consumable Fuels                 49,120       3,313,795
    SK Telecom Co. Ltd. ................................      Wireless Telecommunication Services             17,080       4,072,687
                                                                                                                        ------------
                                                                                                                          60,304,917
                                                                                                                        ------------
    SWEDEN 0.9%
    Oriflame Cosmetics SA, SDR .........................               Personal Products                      93,598       3,173,253
  a Oriflame Cosmetics, rts., 6/26/06 ..................               Personal Products                      93,598          99,083
                                                                                                                        ------------
                                                                                                                           3,272,336
                                                                                                                        ------------
    TAIWAN 13.5%
    Asustek Computer Inc. ..............................            Computers & Peripherals                  721,000       1,703,752
    AU Optronics Corp. .................................       Electronic Equipment & Instruments            627,000         923,815
    BenQ Corp. .........................................            Computers & Peripherals                  856,000         630,610
    China Motor Corp. ..................................                  Automobiles                        345,000         363,470
    Chinatrust Financial Holding Co. Ltd. ..............                Commercial Banks                   1,322,336       1,064,969
    Chunghwa Telecom Co. Ltd. ..........................     Diversified Telecommunication Services        1,416,000       2,652,099
    D-Link Corp. .......................................            Communications Equipment               2,019,946       2,446,509
    Lite-On It Corp. ...................................            Computers & Peripherals                   82,000         110,579
    Lite-On Technology Corp. ...........................            Computers & Peripherals                2,198,098       3,437,637
    MediaTek Inc. ......................................    Semiconductors & Semiconductor Equipment         238,900       2,688,417
    Mega Financial Holding Co. Ltd. ....................                Commercial Banks                   7,342,661       5,248,851
    Premier Image Technology Corp. .....................          Leisure Equipment & Products             1,165,160       1,709,459
    President Chain Store Corp. ........................            Food & Staples Retailing                 926,188       1,931,305
    Realtek Semiconductor Corp. ........................    Semiconductors & Semiconductor Equipment       2,183,200       2,487,492
    Siliconware Precision Industries Co. ...............    Semiconductors & Semiconductor Equipment       1,005,561       1,286,967
    Sunplus Technology Co. Ltd. ........................    Semiconductors & Semiconductor Equipment       1,807,614       2,166,767
    Synnex Technology International Corp. ..............       Electronic Equipment & Instruments          1,088,320       1,226,420
    Taiwan Mobile Co. Ltd. .............................      Wireless Telecommunication Services          5,208,372       5,202,682
    Taiwan Semiconductor Manufacturing Co. Ltd. ........    Semiconductors & Semiconductor Equipment       2,608,044       4,909,163
    Uni-President Enterprises Corp. ....................                 Food Products                     5,154,350       3,781,090


6 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY                  SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    TAIWAN (CONTINUED)
    United Microelectronics Corp. ........................    Semiconductors & Semiconductor Equipment       592,000    $    373,292
  a Yageo Corp. ..........................................       Electronic Equipment & Instruments          375,000         145,154
    Yang Ming Marine Transport Corp. .....................                     Marine                        186,000         116,413
    Yuanta Core Pacific Securities Co. ...................                Capital Markets                  2,323,113       1,624,402
                                                                                                                        ------------
                                                                                                                          48,231,314
                                                                                                                        ------------
    THAILAND 2.8%
    Aromatics (Thailand) Public Co. Ltd., fgn. ...........                   Chemicals                       100,200          64,637
    Bangkok Bank Public Co. Ltd., fgn. ...................                Commercial Banks                   452,000       1,256,379
    Kasikornbank Public Co. Ltd., fgn. ...................                Commercial Banks                 1,756,600       2,948,011
    Land and Houses Public Co. Ltd., fgn. ................               Household Durables                2,920,032         539,825
    Siam Cement Public Co. Ltd., fgn. ....................             Construction Materials                311,820       1,995,125
    Siam Commercial Bank Public Co. Ltd., fgn. ...........                Commercial Banks                   918,100       1,372,275
    Thai Airways International Public Co. Ltd., fgn. .....                    Airlines                       163,800         193,287
a,c Thai Beverages Co., Ltd., 144A .......................                   Beverages                         4,000             658
  a TMB Bank Public Co. Ltd., fgn. .......................                Commercial Banks                16,171,500       1,492,688
  a True Corp. Public Co. Ltd., rts., 3/28/08 ............     Diversified Telecommunication Services        246,818              --
                                                                                                                        ------------
                                                                                                                           9,862,885
                                                                                                                        ------------
    TURKEY 4.0%
    Arcelik AS, Br. ......................................               Household Durables                  417,921       2,602,876
  a KOC Holding AS .......................................            Industrial Conglomerates               383,350       1,486,136
  a Migros Turk TAS ......................................            Food & Staples Retailing               194,700       1,608,580
    Tupras-Turkiye Petrol Rafineleri AS ..................          Oil, Gas & Consumable Fuels              287,186       4,836,625
    Turk Hava Yollari Anonim Ortakligi ...................                    Airlines                         3,000          11,153
a,c Turk Hava Yollari Anonim Ortakligi, 144A .............                    Airlines                       435,000       1,617,255
    Turkcell Iletisim Hizmetleri AS ......................      Wireless Telecommunication Services           20,000          91,516
    Turkiye Is Bankasi (Isbank), C .......................                Commercial Banks                   221,726       1,296,396
    Turkiye Vakiflar Bankasi T.A.O. ......................                Commercial Banks                   124,104         552,099
                                                                                                                        ------------
                                                                                                                          14,102,636
                                                                                                                        ------------
    UNITED STATES 2.0%
    HSBC Holdings PLC ....................................                Commercial Banks                   220,149       3,856,339
    Provident Financial PLC ..............................                Consumer Finance                   285,785       3,250,043
                                                                                                                        ------------
                                                                                                                           7,106,382
                                                                                                                        ------------
    UNITED STATES 0.1%
    Avon Products Inc. ...................................               Personal Products                     8,800         278,960
                                                                                                                        ------------
    TOTAL COMMON STOCKS AND RIGHTS
     (COST $224,426,892) .................................                                                               319,965,859


                                          Quarterly Statement of Investments | 7

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  INDUSTRY                   SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  PREFERRED STOCKS 7.3%
  BRAZIL 7.2%
  Banco Bradesco SA, ADR, pfd. ......................................         Commercial Banks               234,474    $  7,163,181
  Braskem SA, pfd., A ...............................................             Chemicals                   40,566         248,123
  Companhia Vale do Rio Doce, ADR, pfd., A ..........................          Metals & Mining               132,050       5,151,270
  Petroleo Brasileiro SA, ADR, pfd. .................................    Oil, Gas & Consumable Fuels         115,180       8,795,145
  Sadia SA, pfd. ....................................................           Food Products                 16,306          41,463
  Suzano Bahia Sul Papel e Celulose SA, pfd., A .....................      Paper & Forest Products           118,196         680,965
  Unibanco - Uniao de Bancos Brasileiros SA,
    GDR, pfd. .......................................................         Commercial Banks                45,300       2,891,499
  Usinas Siderurgicas de Minas Gerais SA, pfd., A ...................          Metals & Mining                21,058         688,706
                                                                                                                        ------------
                                                                                                                          25,660,352
                                                                                                                        ------------
  RUSSIA 0.1%
  Surgutneftegaz, pfd. ..............................................    Oil, Gas & Consumable Fuels         507,000         537,420
                                                                                                                        ------------
  TOTAL PREFERRED STOCKS
    (COST $13,929,329) ..............................................                                                     26,197,772
                                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS
    (COST $238,356,221) .............................................                                                    346,163,631
                                                                                                                        ------------
  SHORT TERM INVESTMENTS
    (COST $8,103,490) 2.3%
  UNITED STATES 2.3%
e Franklin Institutional Fiduciary Trust
    Money Market Portfolio, 4.71% ...................................                                      8,103,490       8,103,490
                                                                                                                        ------------
  TOTAL INVESTMENTS
    (COST $246,459,711) 99.5% .......................................                                                    354,267,121
   OTHER ASSETS, LESS LIABILITIES 0.5% ..............................                                                      1,796,758
                                                                                                                        ------------
   NET ASSETS 100.0% ................................................                                                   $356,063,879
                                                                                                                        ============

CURRENCY ABBREVIATION

GBP - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

a Non-income producing.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $5,184,927, representing 1.46% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the aggregate value of these securities was $7,231,784, representing 2.03% of net assets.

d See Note 2 regarding restricted securities.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................     $ 251,003,670
                                                              =============

Unrealized appreciation .................................     $ 108,954,153
Unrealized depreciation .................................        (5,690,702)
                                                              -------------
Net unrealized appreciation (depreciation) ..............     $ 103,263,451
                                                              =============

2. RESTRICTED SECURITIES

At May 31, 2006, the Fund held investments in restricted securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------
                                                    ACQUISITION
   SHARES   ISSUER                                      DATE           COST          VALUE
--------------------------------------------------------------------------------------------
   44,639   ZAO Polyus Gold Co. ..................    1/02/06      $       --     $2,276,589
                                                                                  ==========
               TOTAL RESTRICTED SECURITIES (0.64% of Net Assets)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006